Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Advances to suppliers [Line Items]
Schedule of advances to suppliers

	December 31,	December 31,
	2020	2019

Advances to suppliers	$7,033,556	$14,596,906
Allowance for doubtful accounts	(179,095)	(1,517,017)
Advances to suppliers, net	6,854,461	13,079,889
Less: Advances to suppliers, non-current	—	—
Advances to suppliers, current	$6,854,461	$13,079,889

Schedule of advances to suppliers - non-current

	December 31,	December 31,
	2020	2019

Zhibo Jieli Special Battery Material Co., Ltd *	$—	$430,800
Allowance for doubtful accounts	—	(430,800)
Advances to suppliers – non-current, net	$—	$—

*  representing the prepayments made to acquire machinery.

Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Schedule of allowance for doubtful accounts

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Balance at beginning of year	$1,517,017	$1,426,769
Change of allowance for doubtful accounts	(400,436)	162,859
Write off	(1,039,958)	—
Translation adjustments	102,472	(72,611)
Balance at end of year	$179,095	$1,517,017